SEGMENTS	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
SEGMENTS	SEGMENTS
Accounting for the anticipated sale of the Fresh Vegetables division, Dole has the following three reportable segments, which align with the manner in which the business is managed: Fresh Fruit, Diversified Fresh Produce – EMEA and Diversified Fresh Produce – Americas & ROW. The Company’s reportable segments are based on (i) financial information reviewed by the Chief Operating Decision Maker (“CODM”), defined as the Chief Executive Officer (“CEO”) and Chief Operating Officer (“COO”), (ii) internal management and related reporting structures and (iii) the basis upon which the CODM assesses performance and allocates resources.
Fresh Fruit: The Fresh Fruit reportable segment primarily sells bananas and pineapples which are sourced from local growers or Dole-owned and leased farms, predominately located in Latin America, and sold throughout North America, Europe, Latin America and Asia. This segment also operates a commercial cargo business, which offers available capacity to transport third party cargo on company-owned vessels that are primarily used internally for transporting bananas and pineapples between Latin America, North America and Europe.
Diversified Fresh Produce – EMEA: The Diversified Fresh Produce – EMEA reportable segment includes Dole’s Irish, Dutch, Spanish, Portuguese, French, Italian, United Kingdom (“U.K.”), Swedish, Danish, South African, Czech, Slovakian, Polish and Brazilian businesses, the majority of which sell a variety of imported and local fresh fruits and vegetables through retail, wholesale and, in some instances, food service channels across the European marketplace.
Diversified Fresh Produce – Americas & ROW: The Diversified Fresh Produce – Americas & ROW reportable segment includes Dole’s United States (“U.S.”), Canadian, Chilean, Peruvian, Argentinian and Indian businesses, all of which market globally and locally sourced fresh produce from third-party growers or Dole-owned farms through retail, wholesale and food service channels globally.
Segment performance is evaluated based on a variety of factors, of which revenue and adjusted earnings before interest expense, income taxes and depreciation and amortization (“Adjusted EBITDA”) are the primary financial measures. Management does not use assets by segment to evaluate performance or allocate resources. Therefore, assets by segment are not disclosed.
All transactions between reportable segments are eliminated in consolidation. Segment results for the three and six months ended June 30, 2023 and June 30, 2022 have been updated to remove the discontinued operations of the Fresh Vegetables division, and corporate costs previously allocated to the Fresh Vegetables reportable segment have been reallocated to the remaining reportable segments.
Adjusted EBITDA is reconciled below to net income by (1) subtracting the loss from discontinued operations, net of income taxes; (2) subtracting the income tax expense or adding the income tax benefit; (3) subtracting interest expense; (4) subtracting depreciation charges; (5) subtracting amortization charges on intangible assets; (6) subtracting mark to market losses or adding mark to market gains related to unrealized impacts from derivative instruments and foreign currency denominated borrowings, realized impacts on noncash settled foreign currency denominated borrowings, net foreign currency impacts on liquidated entities and fair value movements on contingent consideration; (7) other items which are separately stated based on materiality, which during the three and six months ended June 30, 2023 and June 30, 2022, included adding or subtracting asset write-downs from extraordinary events, net of insurance proceeds, adding the gain or subtracting the loss on the disposal of business interests, subtracting the incremental costs from the fair value uplift for biological assets and inventory related to the acquisition of Legacy Dole, adding the gain or subtracting the loss on the sale of investments accounted for under the equity method, adding the gain or subtracting the loss on asset sales for assets held for sale and actively marketed property and subtracting costs incurred for the cyber-related incident; and (8) the Company’s share of these items from equity method investments.
The following table provides revenue and Adjusted EBITDA by reportable segment:

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022

Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$839,043	$805,831	$1,637,953	$1,555,634
Diversified Fresh Produce — EMEA	915,629	849,848	1,713,729	1,641,003
Diversified Fresh Produce — Americas & ROW	417,645	448,200	840,396	911,892
Total segment revenue	2,172,317	2,103,879	4,192,078	4,108,529
Intersegment revenue	(31,143)	(52,970)	(61,737)	(87,389)
Total consolidated revenue, net	$2,141,174	$2,050,909	$4,130,341	$4,021,140

Segment Adjusted EBITDA:
Fresh Fruit	$65,816	$56,308	$135,027	$116,705
Diversified Fresh Produce — EMEA	42,603	38,434	66,009	57,711
Diversified Fresh Produce — Americas & ROW	14,262	17,061	22,032	29,269
Adjustments:
Income tax expense	(16,593)	(5,300)	(27,587)	(12,658)
Interest expense	(19,748)	(10,833)	(41,460)	(22,449)
Depreciation	(23,142)	(25,696)	(47,445)	(48,229)
Amortization of intangible assets	(2,574)	(2,773)	(5,190)	(5,615)
Mark to market (losses) gains	(1,035)	6,991	(1,857)	8,129
Gain on asset sales	10,387	7,816	14,554	7,816
Incremental charges on biological assets related to the acquisition of Legacy Dole	—	(17,431)	—	(34,944)
Cyber-related incident	(571)	—	(5,321)	—
Other items	(190)	(116)	(863)	752
Adjustments from equity method investments:
Dole's share of depreciation	(1,903)	(2,042)	(3,664)	(3,635)
Dole's share of amortization	(645)	(624)	(1,256)	(1,290)
Dole's share of income tax expense	(2,172)	(1,161)	(2,656)	(1,722)
Dole's share of interest expense	(750)	(1,046)	(2,059)	(1,601)
Dole's share of other items	—	12	470	—
Income from continuing operations	63,745	59,600	98,734	88,239
Loss from discontinued operations, net of income taxes	(11,438)	(11,195)	(25,944)	(36,425)
Net income	$52,307	$48,405	$72,790	$51,814